PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Total	$ 3,626,423	$ 2,605,195
Depreciation of property, plant and equipment	148,889	107,097	$ 77,366
Buildings and plant
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	906,293	555,712
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	2,020,209	1,094,834
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	124,283	79,593
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	3,219	2,140
Depreciable asset
PROPERTY, PLANT AND EQUIPMENT, NET
Less: Accumulated depreciation	535,159	405,412
Total	2,518,845	1,326,867
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	$ 1,107,578	$ 1,278,328